Expense Example {- Materials Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Materials Fund - AMCIZ PRO-14 - Materials Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Materials Fund: Class A
Expense Example:
1 year	$ 679
3 years	899
5 years	1,136
10 years	1,816
Fidelity Advisor Materials Fund: Class M
Expense Example:
1 year	484
3 years	766
5 years	1,069
10 years	1,928
Fidelity Advisor Materials Fund: Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	2,148
Fidelity Advisor Materials Fund: Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Fidelity Advisor Materials Fund: Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798